Equity - Appropriations of Earnings (Detail) - TWD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash dividends per share	$ 4.226	$ 4.479	$ 4.796
Reversal of special reserve [Member]
Appropriations of earnings			$ 5
Cash dividends [Member]
Appropriations of earnings	$ 32,783	$ 34,746	$ 37,205